Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 937,276	¥ 6,071,487	¥ 2,021,453
Time deposits	2,252,816	14,593,291	18,496,574
Restricted cash	338,484	2,192,634	2,628,847
Accounts receivable, net	403,555	2,614,149	873,137
Inventories, net	126,241	817,765	28,251
Prepayments and other current assets	416,115	2,695,510	1,423,668
Short-term investments	773,951	5,013,499	2,058,552
Deferred tax assets	63,384	410,589	202,040
Total current assets	5,311,822	34,408,924	27,732,522
Non-current assets:
Property, equipment and software, net	322,956	2,092,046	1,281,225
Land use right, net	36,877	238,878	77,648
Deferred tax assets	3,811	24,685	21,160
Time deposits	171,354	1,110,000	673,000
Restricted cash	185,248	1,200,000
Long-term investments	272,415	1,764,652	377,478
Other long-term assets	49,129	318,245	191,638
Total non-current assets	1,041,790	6,748,506	2,622,149
Total assets	6,353,612	41,157,430	30,354,671
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB408,112 and RMB515,552 as of December 31, 2014 and 2015, respectively)	108,154	700,600	410,722
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB56,917 and RMB82,616 as of December 31, 2014 and 2015, respectively)	142,175	920,982	534,565
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB40,894 and RMB43,475 as of December 31, 2014 and 2015, respectively)	113,652	736,214	334,290
Short-term loans	350,854	2,272,760	2,049,865
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries of RMB871,722 and RMB4,439,238 as of December 31, 2014 and 2015, respectively)	718,106	4,651,750	1,967,780
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB765,895 and RMB1,093,939 as of December 31, 2014 and 2015, respectively)	342,451	2,218,330	1,357,228
Deferred tax liabilities	25,747	166,787	101,997
Total current liabilities	1,801,139	11,667,423	6,756,447
Long-term payable:
Deferred tax liabilities	12,571	81,434
Other long-term payable	13,118	84,974	106,430
Total liabilities	$ 1,826,828	¥ 11,833,831	¥ 6,862,877
Commitments and contingencies (See Note 22)
Mezzanine classified noncontrolling interests			¥ 133,634
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,268,019 shares issued and outstanding as of December 31, 2014 and 3,286,932 shares issued and outstanding as of December 31, 2015	$ 415	¥ 2,685	2,674
Additional paid-in capital	274,681	1,779,331	1,226,416
Statutory reserves	156,059	1,010,917	937,282
Other comprehensive income:	4,238	27,452
Retained earnings	4,078,498	26,419,698	21,223,973
NetEase, Inc's shareholders' equity	4,513,891	29,240,083	23,390,345
Noncontrolling interests	12,893	83,516	(32,185)
Total shareholders' equity	4,526,784	29,323,599	23,358,160
Total liabilities, mezzanine classified noncontrolling interests and shareholders' equity	$ 6,353,612	¥ 41,157,430	¥ 30,354,671